Property, plant and equipment - Fully Owned (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	€ 111,220
Ending balance	105,399	€ 111,220
Acquisition value
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	146,507	167,588
Additions	17,303	16,823
Sales and disposals	(9,677)	(37,182)
Reclassifications to assets in disposal group classified as held for sale	(11,115)	(988)
Translation differences	273	266
Ending balance	143,291	146,507
Depreciations and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(35,287)	(40,862)
Depreciation	(11,076)	(10,248)
Impairment	(1,243)	(7,645)
Sales and disposals	9,677	23,342
Reclassifications to assets in disposal group classified as held for sale		290
Translation differences	37	(164)
Ending balance	(37,892)	(35,287)
Land, buildings and leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	79,487
Ending balance	75,066	79,487
Land, buildings and leasehold improvements | Acquisition value
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	90,705	88,719
Additions	7,292	6,754
Sales and disposals	(6,554)	(4,403)
Reclassifications	4,687	95
Reclassifications to assets in disposal group classified as held for sale	(10,200)	(739)
Translation differences	84	279
Ending balance	86,014	90,705
Land, buildings and leasehold improvements | Depreciations and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(11,218)	(7,814)
Depreciation	(5,284)	(4,603)
Impairment	(1,068)
Sales and disposals	6,554	1,194
Reclassifications to assets in disposal group classified as held for sale		161
Translation differences	68	(156)
Ending balance	(10,948)	(11,218)
Installation and machinery
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	20,500
Ending balance	25,926	20,500
Installation and machinery | Acquisition value
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	39,678	57,040
Additions	9,595	6,472
Sales and disposals	(663)	(24,057)
Reclassifications	470	272
Translation differences	204	(49)
Ending balance	49,284	39,678
Installation and machinery | Depreciations and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(19,178)	(28,510)
Depreciation	(4,787)	(4,355)
Impairment	(17)
Sales and disposals	663	13,676
Translation differences	(39)	11
Ending balance	(23,358)	(19,178)
Furniture, fixtures & vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,463
Ending balance	3,876	4,463
Furniture, fixtures & vehicles | Acquisition value
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	9,353	10,241
Additions	118	268
Sales and disposals	(2,460)	(1,067)
Reclassifications	466	124
Reclassifications to assets in disposal group classified as held for sale		(249)
Translation differences	(15)	36
Ending balance	7,462	9,353
Furniture, fixtures & vehicles | Depreciations and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(4,891)	(4,537)
Depreciation	(1,005)	(1,290)
Impairment	(158)
Sales and disposals	2,460	827
Reclassifications to assets in disposal group classified as held for sale		129
Translation differences	8	(19)
Ending balance	(3,586)	(4,891)
Other tangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,770
Impairment		(7,600)
Ending balance	530	6,770
Other tangible assets | Acquisition value
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,770	11,587
Additions	298	3,329
Sales and disposals		(7,655)
Reclassifications	(5,623)	(491)
Reclassifications to assets in disposal group classified as held for sale	(915)
Ending balance	€ 530	6,770
Other tangible assets | Depreciations and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Impairment		(7,645)
Sales and disposals		€ 7,645